Description of Organization and Business Operations - Additional Information (Detail) - USD ($)			4 Months Ended	6 Months Ended	12 Months Ended
	Jul. 16, 2021	Oct. 09, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 26, 2021	Dec. 31, 2019
Description of Organization and Business Operations (Details) [Line Items]
Number of sale per unit (in Dollars per share)	$ 10.00
Common Stock, Par or Stated Value Per Share			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Empower Ltd [Member]
Description of Organization and Business Operations (Details) [Line Items]
Transaction costs			$ 14,215,163		$ 14,215,163
Gross proceeds			25,000
Underwriting fees			5,000,000		5,000,000
Deferred underwriting fees			8,750,000		8,750,000
Other offering costs			465,163		$ 465,163
Proceeds of sale amount			250,000,000	$ 250,000,000
Net tangible assets			$ 5,000,001
Aggregate Public Shares Percentage			15.00%
Redeem Public Shares Percentage			100.00%
Business combination, description			If the Company is unable to complete an initial business combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than 10 business days thereafter, redeem 100% of the outstanding public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned (less up to $100,000 of interest to pay dissolution expenses and net of taxes payable), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
Empower Class A Common Stock [Member] | Merger Agreement [Member] | Subsequent Event [Member] | Empower Ltd [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001
Common stock conversion basis	one
Empower Class B Common Stock [Member] | Merger Agreement [Member] | Subsequent Event [Member] | Empower Ltd [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001
Common stock conversion basis	one
IPO [Member] | Empower Ltd [Member]
Description of Organization and Business Operations (Details) [Line Items]
Transaction costs		$ 250,000,000
Number of units issued in transaction (in Shares)		25,000,000	25,000,000	25,000,000
Number of sale per unit (in Dollars per share)		$ 10.00	$ 10.00	$ 10.00	$ 10.00
Business combination, description			The Company must complete its initial business combination with one or more target businesses that together have a fair market value equal to at least 80% of the net assets held in the trust account (excluding any deferred underwriting commissions held in the trust account) at the time of the agreement to enter into an initial business combination. The Company will only complete an initial business combination if the post-initial business combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect an initial business combination.
IPO [Member] | Trust Account [Member] | Empower Ltd [Member]
Description of Organization and Business Operations (Details) [Line Items]
Proceeds of sale amount		$ 250,000,000
Per share unit (in Dollars per share)		$ 10.00
Private Placement [Member] | Empower Ltd [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)			4,666,667		4,666,667
Number of sale per unit (in Dollars per share)			$ 1.50		$ 1.50
Sponsor [Member] | Empower Ltd [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds			$ 7,000,000		$ 7,000,000
Number of sale per unit (in Dollars per share)			$ 10.00		$ 10.00